INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Jun. 30, 2021
Less : Accumulated Impairment Expense	$ (1,867,000)
Intangible Assets, Net	4,191,000	$ 2,259,000	$ 2,603,000
Accumulated Amortization	(8,612,000)	(8,006,000)	(7,662,000)
United States [Member]
Accumulated Amortization	(5,494,000)	(8,006,000)	(7,662,000)
Intangible Assets, Gross	9,685,000
Customer Relationship [Member]
Intangible Assets, Gross	8,510,000	4,960,000	4,960,000
Customer Relationship [Member] | United States [Member]
Intangible Assets, Gross	4,960,000	4,960,000	4,960,000
Technology [Member]
Intangible Assets, Gross	0	520,000	520,000
Technology [Member] | United States [Member]
Intangible Assets, Gross		520,000	520,000
Workforce Acquired [Member]
Intangible Assets, Gross	2,790,000	2,125,000	2,125,000
Non-Core Customer Relationships [Member]
Intangible Assets, Gross	760,000	760,000	760,000
Non-Compete Agreements [Member]
Intangible Assets, Gross	2,200,000	1,430,000	1,430,000
Non-Compete Agreements [Member] | United States [Member]
Intangible Assets, Gross	1,430,000	1,430,000	1,430,000
Tradename [Member]
Intangible Assets, Gross	410,000	470,000	470,000
Tradename [Member] | United States [Member]
Intangible Assets, Gross	410,000	470,000	470,000
Total [Member]
Intangible Assets, Net	$ 14,670,000	$ 10,265,000	$ 10,265,000